Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock par value (in Dollars per share) (in Dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	3,760,557	3,760,557
Treasury stock, shares	318,506	314,252